SDIT TREASURY II FUND (First Prospectus Summary) | SDIT TREASURY II FUND
TREASURY II FUND
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SDIT TREASURY II FUND CLASS A
Management Fees		0.07%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.59%
Fee Waivers and Expense Reimbursements		(0.39%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	[1]	0.20%
[1]	Effective May 31, 2011, the Fund's administrator and the Fund's distributor have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2012 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SDIT TREASURY II FUND CLASS A	20	150	290	701

Principal Investment Strategies
Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities.
The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds.

Principal Risks
Interest Rate Risk - The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the following additional risks:

Credit Risk - The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk - The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk - The risk that, with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.30% (03/31/01)

Worst Quarter: 0.00% (09/30/10)

The Fund's Class A total return from January 1, 2011 to March 31, 2011 was
0.00%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SDIT TREASURY II FUND CLASS A	0.01%	2.01%	1.97%	3.63%	Jul. 28, 1989

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.